10. Interests in affiliates	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

The Company is holding 19.7% equity interests in Zhejiang Tianlan Environmental Protection Technology Co. Ltd. A company incorporated in the PRC, with total cost of investment US$5,540,000. Blue Sky provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

Blue Sky has recently received approval from the National Equities Exchange and Quotations (“NEEQ”) to list its shares on the New Third Board in the People’s Republic of China (“PRC”) on November 17, 2015.

The Group interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation in both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.

During the year, the Group’s equity in Blue Sky was diluted subsequent to the issuance of new ordinary shares by Blue Sky to other shareholders. A net profit on deemed disposal of an affiliate of USD24,000 had been recognized in the consolidated statement of operations and comprehensive income for that year.

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2016	2015
Balance Sheet:	US$’000	US$’000

Current assets	46,297	57,432

Non-current assets	25,847	26,587
Total assets	72,144	84,019

Total liabilities	(45,372)	(58,149)

Total shareholders’ equity	26,772	25,870

	2016	2015
Operating results:	US$’000	US$’000

Net sales	43,226	66,899

Operating income	3,841	4,260

Net income	3,473	3,458

The Company is holding 20% equity interests in Zhejiang Jia Huan Electronic Co. Ltd. (“Jia Huan”), a company incorporated in the PRC, with total cost of investment US$2,486,000. Jia Huan provides a comprehensive service for environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2016	2015
Balance Sheet:	US$’000	US$’000

Current assets	22,021	22,693

Non-current assets	4,079	4,717
Total assets	26,100	27,410

Total liabilities	(11,694)	(13,627)

Total shareholders’ equity	14,406	13,783

	2016	2015
Operating results:	US$’000	US$’000

Net sales	16,684	18,481

Operating income	1,586	1,316

Net income	1,564	788